Fidelity (logo) InvestmentsR|	245 Summer Street Boston MA 02210 617 563 7000

July 26, 2016

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U.S. Securities & Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Fidelity Salem Street Trust (the trust):
Fidelity SAI Emerging Markets Index Fund Fidelity SAI International Index Fund (the funds)
File Nos. 811-02105 and 002-41839

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Ladies and Gentlemen:

Transmitted herewith for filing pursuant to Rule 497(e) under the Securities Act of 1933 (33 Act), as amended, are exhibits containing interactive data format risk/return summary information for supplements to the registration statement for the funds listed above. The purpose of this filing is to submit the 497 filing in XBRL for the funds.

||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||	Very truly yours,

/s/Jamie Plourde
Jamie Plourde
Legal Product Group